                                   FORM 13F

                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2012

          Check here if Amendment [_]; Amendment Number: ___________

                       This Amendment (Check only one.):

                              . is a restatement.

                         . adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC

Address: 3953 Maple Avenue, Suite 180

         Dallas, Texas 75219

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Raymond

Title:   Sole Member

Phone:   (214)871-8680

Signature, Place, and Date of Signing:

/s/ Robert J. Raymond
--------------------------
(Signature)

Dallas, Texas
--------------------------
City, State)

January 31, 2013
--------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:

0

Form 13F Information Table Entry Total:

41

Form 13F Information Table Value Total:

$857,495 (thousands)

List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Manager #  Manager Name              13F File #

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
Column 1                      Column 2    Column 3  Column 4         Column 5          Column 6  Column 7       Column 8
--------                   -------------- --------- --------- ----------------------- ---------- -------- ---------------------
                                                                                                            Voting Authority
                                                      Value   Shrs or prn        Put/ Investment  Other   ---------------------
Name of Issuer             Title of Class  CUSIP    (x $1000)     amt     SH/PRN Call Discretion Managers   Sole    Shared None
--------------             -------------- --------- --------- ----------- ------ ---- ---------- -------- --------- ------ ----
Approach Resources Inc     COM            03834A103 42,086    1,683,000   SH          SOLE                1,683,000
Cabot Oil & Gas Corp       COM            127097103 5,849     118,000     SH          SOLE                  118,000
Callon Pete Co             COM            13123X102 11,662    2,482,000   SH          SOLE                2,482,000
Comstock Resources Inc New COM NEW        205768203 23,309    1,542,000   SH          SOLE                1,542,000
Copano Energy LLC          COM UNITS      217202100 151,954   4,806,000   SH          SOLE                4,806,000
Crimson Exploration        COM NEW        22662K207 446       163,000     SH          SOLE                  163,000
DCP Midstream Partners LP  COM UT LTD PTN 23311P100 3,550     85,000      SH          SOLE                   85,000
Devon Energy Corp          COM            25179M103 129       2,000       SH          SOLE                    2,000
Eagle Rock Energy
  Partners LP              UNIT           26985R104 49,690    5,745,000   SH          SOLE                5,745,000
El Paso Pipeline Partners
  LP                       COM UNIT LPI   283702108 1,232     33,000      SH          SOLE                   33,000
Enterprise Products
  Partners, LP             COM            293792107 3,906     78,000      SH          SOLE                   78,000
EOG Resources Inc          COM            26875P101 266       2,000       SH          SOLE                    2,000
EV Energy Partners LP Com
  Stock                    COM UNITS      26926V107 92,617    1,638,000   SH          SOLE                1,638,000
EV Energy Partners LP Com
  Stock                    COM UNITS      26926V107 11,312    200,000     SH     PUT  SOLE                  200,000
Genesis Energy LP          UNIT LTD PARTN 371927104 51,467    1,440,000   SH          SOLE                1,440,000
Golar Lng Partners LP      COM UNIT LPI   Y2745C102 45,620    1,240,000   SH          SOLE                1,240,000
Golar Lng Ltd              SHS            G9456A100 53,753    1,800,000   SH          SOLE                1,800,000
Gulfport Energy Corp Com
  Stk                      COM NEW        402635304 7,653     201,000     SH          SOLE                  201,000
Halliburton                COM            406216101 173       5,000       SH          SOLE                    5,000
Kinder Morgan Inc          COM            49456B101 883       25,000      SH          SOLE                   25,000
Legacy Reserves LP         UNIT LP INT    524707304 12,443    523,000     SH          SOLE                  523,000
Linn Energy LLC            UNIT LTD LIAB  536020100 4,637     132,000     SH          SOLE                  132,000

Column 1                       Column 2     Column 3  Column 4         Column 5          Column 6  Column 7       Column 8
--------                   ---------------- --------- --------- ----------------------- ---------- -------- ---------------------
                                                                                                              Voting Authority
                                                        Value   Shrs or prn        Put/ Investment  Other   ---------------------
Name of Issuer              Title of Class   CUSIP    (x $1000)     amt     SH/PRN Call Discretion Managers   Sole    Shared None
--------------             ---------------- --------- --------- ----------- ------ ---- ---------- -------- --------- ------ ----
Magellan Midstream
  Partners LP              COM UNIT RP LP   559080106 1,684     39,000      SH          SOLE                   39,000
Markwest Energy Partners
  LP                       UNIT LTD PARTN   570759100 34,018    667,000     SH          SOLE                  667,000
National Oil Well Varco
  Inc                      COM              637071101 205       3,000       SH     PUT  SOLE                    3,000
National Oil Well Varco
  Inc                      COM              637071101 205       3,000       SH          SOLE                    3,000
Noble Energy Inc           COM              655044105 265       3,000       SH          SOLE                    3,000
Northern Tier Energy       COM UN REPR PART 665826103 28,499    1,119,000   SH          SOLE                1,119,000
ONEOK Partners LP          UNIT LTD PARTN   68268N103 2,151     40,000      SH          SOLE                   40,000
PAA Natural Gas Storage LP COM UNIT LTD     693139107 8,949     470,000     SH          SOLE                  470,000
Pioneer Natural Resoures
  Co                       COM              723787107 5,330     50,000      SH          SOLE                   50,000
Plains All American
  Pipeline LP              UNIT LTD PARTN   726503105 32,068    709,000     SH          SOLE                  709,000
Rex Energy Corporation     COM              761565100 2,671     205,000     SH          SOLE                  205,000
Schlumberger Ltd.          COM              806857108 166       2,000       SH     PUT  SOLE                    2,000
Schlumberger Ltd.          COM              806857108 168       2,000       SH          SOLE                    2,000
SM Energy CO               COM              78454L100 4,382     84,000      SH          SOLE                   84,000
Targa Res Partners, LP     COM UNIT         87611X105 28,697    767,000     SH          SOLE                  767,000
Transatlantic Petroleum
  Ltd                      SHS              G89982105 1,300     1,567,000   SH          SOLE                1,567,000
Western Gas Partners LP    COM UNIT LP IN   958254104 62,077    1,304,000   SH          SOLE                1,304,000
Western Gas Equity
  Partners                 COM UNT LTD PT   95825R103 7,832     261,000     SH          SOLE                  261,000
Williams Partners LP       COM UNIT LP      96950F104 62,191    1,278,000   SH          SOLE                1,278,000